Statement of Changes in Shareholders' Equity - 2 months ended Feb. 28, 2025 - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jan. 06, 2025
Balance, shares at Jan. 06, 2025
Issuance of common stocks	$ 1	(1)
Issuance of common stocks, shares	1
Net loss
Balance at Feb. 28, 2025	$ 1	$ (1)
Balance, shares at Feb. 28, 2025	1